INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6:- INTANGIBLE ASSETS, NET

		Useful life	December 31,
		(years)	2025	2024
a.	Cost:
	Acquired technology and license	4 - 10	$21,815	$21,815
	Customer relationship	4.5 - 9	4,951	4,951
			26,766	26,766
	Accumulated amortization:
	Acquired technology and license		21,814	21,388
	Customer relationship		4,933	4,889
			26,747	26,277
	Amortized cost		$19	$489

b.	Amortization expenses related to intangible assets amounted to $470, $532 and $545 for the years ended December 31, 2025, 2024 and 2023, respectively.

c.	The remaining amortized cost of $19 is expected to be recognized during 2026.